Disposal of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2024
Disposal of subsidiaries [Abstract]
Schedule of Effect of Disposal Subsidiaries

Effect of disposal subsidiaries on the financial position of the Company:

US$
Cash	50,486
Prepaid expenses and other current assets	246,540
Equipment	395
Accounts payable, accruals and other current liabilities	(75,272)
Net assets	222,149
Consideration *	71,942
Loss on disposal of subsidiaries	150,207

*	Debt forgiving as consideration based on the settlement agreement on June 10, 2023.